Interests in other entities (Tables)	12 Months Ended
Jun. 30, 2019
Disclosure Of Significant Investments In Subsidiaries [Abstract]
Summary of Group's Principal Subsidiaries

	Country of	Class of
	incorporation	shares	Equity holding
			As of June 30,
			2019	2018
			%	%
Mesoblast, Inc.	USA	Ordinary	100	100
Mesoblast International Sàrl (includes Mesoblast International Sàrl Singapore Branch)	Switzerland	Ordinary	100	100
Mesoblast Australia Pty Ltd	Australia	Ordinary	100	100
Mesoblast UK Ltd	United Kingdom	Ordinary	100	100
Mesoblast International (UK) Ltd	United Kingdom	Ordinary	100	100
BeiCell Ltd	Cayman Islands	Ordinary	100	N/A